9. Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Related Parties Tables
Advances from related parties
	2014	2013
Advances from our CEO	$142,203	$144,074
Advances from Shareholder	15,000	15,000
	$157,203	$159,074